Summary of Significant Accounting Policies - Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIEs and their Subsidiaries (Details) - VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash and cash equivalents	¥ 307,496	¥ 1,418,792
Investment in marketable securities	1,422,725	52,637
Accounts receivable, net	84,502	41,903
Other receivables, net	55,840	55,081
Loan receivables, net	6,964
Amounts due from related parties	36,088	425
Prepaid expenses and other assets	147,209	154,162
Investments, net	797,573	478,022
Operating lease right-of-use assets, net	6,274	9,883
Property, equipment and software, net	48,103	55,201
Intangible assets, net		13,902
Total assets	2,912,774	2,280,008
Liabilities:
Deferred revenue		5,234
Payroll and welfare payable	11,467	10,778
Income taxes payable	301,935	292,537
Accrued expenses and other liabilities	73,385	68,267
Operating lease liabilities	4,696	6,313
Amounts due to related parties	1,012,124	926,704
Deferred tax liabilities		3,476
Total liabilities	1,403,607	1,313,309
Net revenues	271,164	396,650	¥ 535,149
Net (loss) income	83,076	(73,079)	(357,418)
Net cash provided by operating activities	25,148	339,806	251,106
Net cash provided by (used in) investing activities	(1,136,444)	(5,021)	76,163
Net cash provided by financing activities